PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 7 – Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following

	December 31, 2017	June 30, 2017
Security deposit	$64,487	$54,830
Prepaid expenses and advances	105,755	32,471
Others	8,852	7,138
Total	$179,094	$94,439

Note 7 – Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	June 30, 2017	June 30, 2016
Security deposit	$54,830	$25,941
Prepaid expenses and advances	32,471	37,305
Other	7,138	31,511
Total	$94,439	$94,757